Income tax incurred and deferred: Aerostar Tax loss Carry forwards (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Income tax:
Unused tax losses for which no deferred tax asset recognised	$ 168,233
Tax loss Year 2012 Expiring in 2022
Income tax:
Unused tax losses for which no deferred tax asset recognised	7,085
Tax loss Year 2013 Expiring in 2023
Income tax:
Unused tax losses for which no deferred tax asset recognised	37,256
Tax loss Year 2014 Expiring in 2024
Income tax:
Unused tax losses for which no deferred tax asset recognised	25,545
Tax loss Year 2015 Expiring in 2025
Income tax:
Unused tax losses for which no deferred tax asset recognised	28,520
Tax loss Year 2016 Expiring in 2026
Income tax:
Unused tax losses for which no deferred tax asset recognised	27,745
Tax Loss Year 2017 Expiring In 2027
Income tax:
Unused tax losses for which no deferred tax asset recognised	22,248
Tax Loss Year 2018 Expiring In 2028
Income tax:
Unused tax losses for which no deferred tax asset recognised	$ 19,834